DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2018
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 9 - DIVIDENDS RECEIVABLES

The amounts shown refer to dividends and interest on equity receivable, net of Income Tax Withheld at Source, where applicable, resulting from permanent investments held by the Company.

	12/31/2018	12/31/2017
CURRENT
Chapecoense	26,457	25,674
Transenergia São Paulo	18,031	848
Tijoa Participações e Investimentos S.A.	16,468	—
Enerpeixe	16,382	15,878
Paulista Lajeado	15,223	—
Belo Monte Transmissora SPE S.A.	12,503	—
Goiás Transmissão	11,985	22,030
Lajeado Energia	11,278	55,896
CEB Lajeado	11,102	—
EMAE	10,813	12,753
Manaus Construtora	9,178	9,229
Transmissora Sul Litorânea de Energia - TSLE	8,694	—
Paranaíba Transmissora de Energia S.A.	8,567	—
MGE Transmissão	5,616	7,576
Retiro Baixo Energético S.A.	5,616	2,535
Sete Gameleiras	4,176	—
Caldas Novas Transmissão S.A	998	3,626
CEMAR	61	30,963
Uirapuru	—	2,657
Transenergia Renovável	—	6,851
IE Madeira	—	20,737
Sist. de Transm. Nordeste S.A. - STN	—	7,839
EAPSA	—	4,675
Empresa de Transmissão do Alto Uruguai S.A. - ETAU	—	3,163
Manaus Transmissora	—	1,993
Others	26,747	10,654
	219,895	245,577